Trade and Other Receivables - Schedule of trade and other receivables, net (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	$ 7,418	$ 9,755
Total trade receivables	12,375	15,543
Expected credit losses	(3,420)	(4,305)	$ (5,945)
Total trade receivables, net	8,955	11,238
Current	4,047	5,746
Non-current	4,908	5,492
Third parties [member]
Disclosure of trade and other receivables [line items]
Expected credit losses	(2,541)	(3,390)
Related parties [member]
Disclosure of trade and other receivables [line items]
Expected credit losses	(879)	(915)
Cost [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	9,066	11,696
Other receivables	3,309	3,847
Cost [member] | Third parties [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	4,424	6,614
Receivables from divestments	1,339	1,296
Finance lease receivables	498	519
Other receivables	1,157	1,325
Cost [member] | Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	677	682
Cost [member] | Diesel subsidy [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		400
Cost [member] | Petroleum and alcohol accounts from Brazilian government [Member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	315	307
Cost [member] | Receivables from the electricity sector [Member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	$ 3,965	$ 4,400